CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2023	May 22, 2023	Dec. 31, 2022	Dec. 31, 2021
Common stock, par value per share	$ 0.001		$ 0.001	$ 0.001
Common stock, shares authorized	60,000,000		60,000,000	20,000,000
Common stock, shares issued	32,606,548		32,575,043	14,382,093
Common stock, shares outstanding	32,606,548		32,575,043	14,382,093
Graf Acquisition Corp. IV [Member]
Common stock shares subject to possible redemption	6,083,500	11,078,000
Preferred stock, par value (in dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000		1,000,000	1,000,000
Preferred stock, shares issued	0		0	0
Preferred stock, shares outstanding	0		0	0
Common stock, par value per share	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized	400,000,000		400,000,000	400,000,000
Common stock subject to possible redemption | Graf Acquisition Corp. IV [Member]
Common stock shares subject to possible redemption	6,083,500		17,161,500	17,161,500
Common stock subject to possible redemption, approximate redemption value (in dollars per share)	$ 10.32		$ 10.09	$ 10.00
Common stock not subject to possible redemption | Graf Acquisition Corp. IV [Member]
Common stock, par value per share	$ 0.0001		$ 0.0001
Common stock, shares authorized	400,000,000		400,000,000
Common stock, shares issued	4,290,375		4,290,375	4,290,375
Common stock, shares outstanding	4,290,375		4,290,375	4,290,375